Common, subordinated and preferred units - Additional information (Details)		12 Months Ended
	Oct. 05, 2022 $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Common units Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Partners Capital Account, Units | shares		15,257,498	15,257,498	2,101,438	2,116,060
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Partners Capital Account, Units | shares		15,257,498	15,257,498	13,156,060
Stockholders' Equity Note, Stock Split, Conversion Ratio		1
Series A Preferred Stock [Member]
Common And Subordinated Units [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25.00
Preferred Stock, Redemption Price Per Share	$ 25.00
Preferred stock distribution rate, Percentage	8.75%
Partners Capital Distribution Amount Per Unit	$ 2.1875